UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Massachusetts Institute of Technology
Address: 238 Main Street, Suite 200
	 Cambridge, MA 02142-1012

Form 13F File Number: 28-1002

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it isunderstood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Seth Alexander
Title: President MITIMco
Phone: 617-253-4900

Signature, Place, and Date of Signing:

Seth Alexander	Cambridge, Massachusetts	June 10, 2011
[Signature] 	[City, State] 			[Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 52
Form 13F Information Table Value Total: 28147
					(thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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F0RM13F INFORMATION TABLE

                                TITLE OF               VALUE    SHRS/    SH/    PUT/  INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                  CLASS   CUSIP          (X$1000) PRN AMT  PRN    CALL  DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------      ------- ----------     -------  -------  ------ ----  ---------  --------- -----  ------ -------
AFFYMETRIX INC                 	COM 	00826T108      279	5852	 SH 	      SOLE 	   	   5852
ALNYLAM PHARMACEUTICALS INC    	COM 	02043Q107      249	18608	 SH 	      SOLE 	   	   18608
AMERICAN INTL GROUP INC        	COM 	026874107      836	12250	 SH 	      SOLE 	   	   12250
AMERICAN SUPERCONDUCTOR CORP   	COM 	030111108      606	76957	 SH 	      SOLE 	   	   76957
AMGEN INC                      	COM 	031162100      483	6125	 SH 	      SOLE 	   	   6125
AUTOMATIC DATA PROCESSING INC  	COM 	053015103      606	13200	 SH 	      SOLE 	   	   13200
BANK AMER CORP                 	COM 	060505104      399	8650	 SH 	      SOLE 	   	   8650
BRISTOL MYERS SQUIBB CO        	COM 	110122108      253	11017	 SH 	      SOLE 	   	   11017
CIENA CORP                     	COM 	171779101      632	212887	 SH 	      SOLE 	   	   212887
CISCO SYS INC                  	COM 	17275R102      395	23050	 SH 	      SOLE 	   	   23050
CITIGROUP INC                  	COM 	172967101      986	20316	 SH 	      SOLE 	   	   20316
COCA COLA CO                   	COM 	191216100      283	7025	 SH 	      SOLE 	   	   7025
CSX CORP                       	COM 	126408103      273	5375	 SH 	      SOLE 	   	   5375
CVS CORP                       	COM 	126650100      222	8400	 SH 	      SOLE 	   	   8400
DELL INC                       	COM 	24702R101      246	8200	 SH 	      SOLE 	   	   8200
DU PONT E I DE NEMOURS + CO    	COM 	263534109      289	6800	 SH 	      SOLE 	   	   6800
EMERSON ELEC CO                	COM 	291011104      568	7600	 SH 	      SOLE 	   	   7600
EXACT SCIENCES CORP            	COM 	30063P105      223	100880	 SH 	      SOLE 	   	   100880
EXXON MOBIL CORP               	COM 	30231G102      739	13155	 SH 	      SOLE 	   	   13155
GENERAL ELEC CO                	COM 	369604103      1036	29564	 SH 	      SOLE 	   	   29564
GENERAL MLS INC                	COM 	370334104      334	6775	 SH 	      SOLE 	   	   6775
GOLDEN WEST FINL CORP DEL      	COM 	381317106      528	8000	 SH 	      SOLE 	   	   8000
HALLIBURTON CO                 	COM 	406216101      451	7275	 SH 	      SOLE 	   	   7275
HEALTH NET INC                 	COM 	42222G108      464	9000	 SH 	      SOLE 	   	   9000
INGERSOLL RAND COMPANY LIMITED 	COM 	G4776G101      230	5700	 SH 	      SOLE 	   	   5700
INTEL CORP                     	COM 	458140100      224	9000	 SH 	      SOLE 	   	   9000
INTERNATIONAL BUSINESS MACHS   	COM 	459200101      695	8450	 SH 	      SOLE 	   	   8450
IPASS INC                      	COM 	46261V108      1608	245180	 SH 	      SOLE 	    	   245180
JOHNSON + JOHNSON              	COM 	478160104      715	11900	 SH 	      SOLE 	   	   11900
LOWES COS INC                  	COM 	548661107      553	8300	 SH 	      SOLE 	   	   8300
MEDCO HEALTH SOLUTIONS INC     	COM 	58405U102      229	4100	 SH 	      SOLE 	   	   4100
MEDTRONIC INC                  	COM 	585055106      397	6900	 SH 	      SOLE 	   	   6900
MICROSOFT CORP                 	COM 	594918104      993	37975	 SH 	      SOLE 	   	   37975
NEUROMETRIX INC                	COM 	641255104      855	31334	 SH 	      SOLE 	   	   31334
PEPSICO INC                    	COM 	713448108      796	13475	 SH 	      SOLE 	   	   13475
PREFORMED LINE PRODS CO        	COM 	740444104      244	5700	 SH 	      SOLE 	   	   5700
PROCTER AND GAMBLE CO          	COM 	742718109      1060	18315	 SH 	      SOLE 	   	   18315
SCHLUMBERGER LTD               	COM 	806857108      476	4900	 SH 	      SOLE 	   	   4900
SCRIPPS E W CO OH              	COM 	811054204      268	5575	 SH 	      SOLE 	   	   5575
SILICON LABORATORIES INC       	COM 	826919102      1100	30000	 SH 	      SOLE 	   	   30000
SPRINT NEXTEL CORP             	COM 	852061100      467	20000	 SH 	      SOLE 	   	   20000
STATE STREET CORPORATION       	COM 	857477103      786	14170	 SH 	      SOLE 	   	   14170
STRATEGIC HOTEL CAP INC        	COM 	86272T106      1451	70520	 SH 	      SOLE 	   	   70520
TEXAS INSTRS INC               	COM 	882508104      345	10766	 SH 	      SOLE 	   	   10766
TEXTRON INC                    	COM 	883203101      616	8000	 SH 	      SOLE 	   	   8000
TIME WARNER INC NEW            	COM 	887317105      743	42600	 SH 	      SOLE 	   	   42600
UNITED TECHNOLOGIES CORP       	COM 	913017109      271	4850	 SH 	      SOLE 	   	   4850
VOLTERRA SEMICONDUCTOR CORP    	COM 	928708106      301	20050	 SH 	      SOLE 	   	   20050
WAL MART STORES INC            	COM 	931142103      366	7825	 SH 	      SOLE 	   	   7825
WELLPOINT INC                  	COM 	94973V107      255	3200	 SH 	      SOLE 	   	   3200
WYETH                          	COM 	983024100      689	14950	 SH 	      SOLE 	   	   14950
ZANETT INC                     	COM 	98906R109      34	10000	 SH 	      SOLE 	   	   10000

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